SHARE CAPITAL - Schedule of Changes in Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Outstanding shares, beginning of period (in shares)	222,622,889	203,530,979	197,692,321
Number of shares issued during period (in shares)			5,499,658
Shares issued on exercise of options (in shares)			339,000
Shares issued in connection with Euronav share acquisition (in shares)		19,091,910
Outstanding shares, end of period (in shares)	222,622,889	222,622,889	203,530,979